Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	March 31,	September 30,
	2023	2022
	(Unaudited)
Deferred government subsidies	$1,004,367	$999,685
Current portion of long-term payable	41,307	165,144
Notes payable	-	150,973
Tax payable	39,142	250,718
Wages Payable	103,071	91,409
Interest payable	149,625	281,165
Other payables and accruals	193,657	11,028
Total	$1,531,169	$1,950,122